Stock-Based Compensation (Details 2)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Offsetting Assets [Line Items]
Expected stock price volatility		47.80%		47.80%	47.80%
Expected life of options (years)	0 years	5 years	0 years	5 years	5 years
Expected dividend yield		0.00%		0.00%	0.00%
Risk free interest rate		1.90%		1.90%	1.90%
Equity Option [Member]
Offsetting Assets [Line Items]
Expected stock price volatility			50.00%
Expected life of options (years)			5 years
Expected dividend yield			0.00%
Risk free interest rate			2.73%